Annual Total Returns [BarChart] - Jennison Growth Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	0.51%
Annual Return 2012	15.78%
Annual Return 2013	37.00%
Annual Return 2014	9.06%
Annual Return 2015	10.78%
Annual Return 2016	0.17%
Annual Return 2017	37.32%
Annual Return 2018	0.35%
Annual Return 2019	32.83%
Annual Return 2020	56.80%